Postemployment Benefits Postretirement Benefit Plans - Fair Value of Plan Assets (Details) - Postretirement Plans - USD ($) $ in Millions	Dec. 28, 2019	Dec. 29, 2018	Dec. 30, 2017
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	$ 1,114	$ 1,044	$ 1,188
Government bonds
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	33	26
Government bonds | Level 1
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	33	26
Government bonds | Level 2
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	0	0
Government bonds | Level 3
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	0	0
Corporate bonds and other fixed-income securities
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	592	567
Corporate bonds and other fixed-income securities | Level 1
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	0	0
Corporate bonds and other fixed-income securities | Level 2
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	592	567
Corporate bonds and other fixed-income securities | Level 3
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	0	0
Fixed income securities
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	625	593
Fixed income securities | Level 1
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	33	26
Fixed income securities | Level 2
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	592	567
Fixed income securities | Level 3
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	0	0
Equity securities (other than mutual and pooled funds)
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	188	146
Equity securities (other than mutual and pooled funds) | Level 1
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	188	146
Equity securities (other than mutual and pooled funds) | Level 2
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	0	0
Equity securities (other than mutual and pooled funds) | Level 3
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	0	0
Fair value excluding investments measured at net asset value
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	813	739
Fair value excluding investments measured at net asset value | Level 1
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	221	172
Fair value excluding investments measured at net asset value | Level 2
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	592	567
Fair value excluding investments measured at net asset value | Level 3
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	0	0
Investments measured at net asset value
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	$ 301	$ 305